Note 54 Annual variable remuneration Upfront portion Senior management (Details) - Senior management [Member] € in Thousands	Dec. 31, 2020 EUR (€) shares
Annual variable remuneration Upfront portion senior management [Line Items]
Annual variable remuneration senior management in cash | €	€ 0
Annual variable remuneration senior management in shares | shares	0